Policyholder Account Balances (Summary of Balances and Changes in Policyholder Account Balances) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policyholder Account Balance [Line Items]
Balance as of beginning-of-year	$ 109,716
Interest credited	2,860	$ 2,912	$ 2,899
Balance as of end-of-year	113,972	109,716
UL and Other [Member]
Policyholder Account Balance [Line Items]
Balance as of beginning-of-year	37,719	37,659
Gross deposits	3,905	3,925
Withdrawals	(1,215)	(1,180)
Policyholder assessments	(4,446)	(4,406)
Net transfers from (to) separate account	2	117
Interest credited	1,476	1,482
Change in fair value of embedded derivative instrument	(183)	122
Balance as of end-of-year	$ 37,258	$ 37,719	37,659
Weighted-average crediting rate	3.90%	3.90%
Net Amount at Risk	$ 302,481	$ 297,572
Cash surrender value	33,130	33,283
Variable Annuities [Member]
Policyholder Account Balance [Line Items]
Balance as of beginning-of-year	19,148	12,145
Gross deposits	5,178	5,496
Withdrawals	(417)	(310)
Policyholder assessments	(2)	(2)
Net transfers from (to) separate account	(492)	(587)
Interest credited	287	209
Change in fair value of embedded derivative instrument	(1,518)	2,197
Balance as of end-of-year	$ 22,184	$ 19,148	12,145
Weighted-average crediting rate	1.40%	1.30%
Net Amount at Risk	$ 7,974	$ 906
Cash surrender value	21,147	18,300
Fixed Annuities [Member]
Policyholder Account Balance [Line Items]
Balance as of beginning-of-year	22,522	23,154
Gross deposits	3,284	1,023
Withdrawals	(2,511)	(2,379)
Policyholder assessments	(51)	(84)
Interest credited	532	490
Change in fair value of embedded derivative instrument	(438)	318
Balance as of end-of-year	$ 23,338	$ 22,522	23,154
Weighted-average crediting rate	2.40%	2.20%
Net Amount at Risk	$ 171	$ 122
Cash surrender value	22,502	21,714
Retirement Plan Services Segment [Member]
Policyholder Account Balance [Line Items]
Balance as of beginning-of-year	23,579	22,916
Gross deposits	4,012	3,121
Withdrawals	(3,579)	(3,474)
Policyholder assessments	(13)	(14)
Net transfers from (to) separate account	510	414
Interest credited	629	616
Balance as of end-of-year	$ 25,138	$ 23,579	$ 22,916
Weighted-average crediting rate	2.60%	2.70%
Net Amount at Risk	$ 15	$ 3
Cash surrender value	$ 25,133	$ 23,573